13. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT (Details 2) (USD $)	Sep. 30, 2013
Notes to Financial Statements
2014	$ 753,129
2015	1,894
2016	0
2017	0
2018	0
Total	$ 755,023